NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
NET LOSS PER SHARE

12.	NET LOSS PER SHARE

Basic and diluted net loss per share are shown in the consolidated statements of operations and comprehensive loss.

No adjustment has been made to the net loss for charges related to the Convertible Notes or Series A-1 Convertible Preferred Stock as the effect would be anti-dilutive due to the Company’s net loss. The following outstanding stock options, warrants, and shares issuable upon conversion of the Convertible Notes and the Series A-1 Convertible Preferred Stock were not considered in the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects:

	Year Ended December 31,
	2025	2024
Common shares issuable upon exercise of issued warrants	7,710,280	-
Common shares issuable upon exercise of common stock options	7,556,434	7,210,742
Common shares issuable upon conversion of Convertible Notes	-	1,386,344
Shares issuable upon conversion of Series A-1 Preferred Stock	-	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	15,266,714	48,216,005